SHARE BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		67 Months Ended
	Oct. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Share-Based Compensation	$ 139,063	$ 296,588	$ 865,158	$ 435,651	$ 1,551,871
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (in shares)			3,500,000
Weighted Average Exercise Price, Options granted			$ 1.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			0 years
Weighted-average grant date fair value (in dollars per share)			$ 1.1750
Closing Stock Price			$ 0.55		$ 0.55
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number		0	3,000,000	0	3,000,000
Incentive Stock Options Plan 2012 [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (in shares)			3,500,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized			4,000,000		4,000,000
Minimum Exercise Price Description			the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder.
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period			10 years
Common Stock, Capital Shares Reserved for Future Issuance			4,000,000		4,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			$ 2,742,000		$ 2,742,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			500,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number			3,000,000		3,000,000
Incentive Stock Options Plan 2012 [Member] | Share Holderes Holding Percentage Ten Or More [Member]
Minimum Excercise Price On Percentage Of Fair Value Of Common Stock			110.00%
Incentive Stock Options Plan 2012 [Member] | Share Holders Holding Percentage Less Than Ten [Member]
Minimum Excercise Price On Percentage Of Fair Value Of Common Stock			100.00%
Stock Option Plan 2010 [Member]
Common Stock, Capital Shares Reserved for Future Issuance			4,564,641		4,564,641